Financial Instrument Risk Management - Changes in Allowances for Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	$ 115	$ 117
Provision for (reversal of) losses	20	23
Write-offs, net of recoveries, and other adjustments	(2)	(24)
Foreign exchange rate movements	(1)	(1)
Allowance account for credit losses of financial assets, ending balance	132	115
Mortgages
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	66	70
Provision for (reversal of) losses	15	6
Write-offs, net of recoveries, and other adjustments	0	(9)
Foreign exchange rate movements	(1)	(1)
Allowance account for credit losses of financial assets, ending balance	80	66
Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	49	47
Provision for (reversal of) losses	5	17
Write-offs, net of recoveries, and other adjustments	(2)	(15)
Foreign exchange rate movements	0	0
Allowance account for credit losses of financial assets, ending balance	$ 52	$ 49